ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details Narrative) - USD ($)	1 Months Ended				12 Months Ended
	Apr. 27, 2020	Jan. 22, 2020	Apr. 30, 2019	Feb. 28, 2019	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Accounts Payable And Accrued Liabilities
Stock issued during period, shares, issued for settlement of accounts payable					42,878	100,317	159,873
Stock issued during period, value, issued for settlement of accounts payable					$ 81,953	$ 255,742	$ 478,091
Amount of accounts payable settlement					82,851	225,516	532,716
Gain on debt settlements	$ 2,473	$ 32,946	$ 32,233	$ 41,935	$ 898	$ 30,696	$ 74,168
Number of shares transferred					215,000
Settlement of interest included in accounts payable					$ 18,481